Subsequent Events	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

Private Placement Financing

On December 1, 2016, we completed an initial closing (the “December Closing”) of a private placement financing (the “2016 Private Placement Financing”) to accredited investors. We raised $1 million in the December Closing of (i) an aggregate of 1,176,472 shares (collectively, the “2016 Purchase Shares”) of our common stock at a purchase price of $0.85 per share and (ii) warrants to purchase up to an aggregate of 1,176,472 shares of Common Stock with a term of five years (the “2016 Investor Warrants”, and the shares issuable upon exercise of the 2016 Investor Warrants, collectively, the “2016 Warrant Shares”). The securities issued in the 2016 Private Placement Financing were issued pursuant to a Securities Purchase Agreement entered into with the accredited investors (the “Investors”).

We utilized the services of a placement agent for the 2016 Private Placement Financing. In connection with the 2016 Private Placement Financing, we paid such placement agent an aggregate cash fee of $100,000 and issued to such placement agent or its designees a warrant (the “2016 Placement Agent Warrant”) to purchase 117,647 shares of common stock at an exercise price of $1.275 per share. The terms of the 2016 Placement Agent Warrant are substantially identical to the 2016 Investor Warrants, other than the exercise price and the holder’s ability to exercise the 2016 Placement Agent Warrant on a cashless basis at its discretion. Additionally, we agreed to pay the placement agent a $12,000 due diligence fee and to reimburse the placement agent for fees of counsel up to $35,000.

The net proceeds to us from the December Closing, after deducting the forgoing fees and other offering expenses, are expected to be approximately $775,000. We expect to use the net proceeds for general corporate purposes, including our research and development efforts, and for general administrative expenses and working capital.

The 2016 Investor Warrants have a five-year term, and will be exercisable in whole or in part, at an exercise price equal to $1.25 per share. The Warrants are exercisable on a cashless basis if at any time after the six-month anniversary of the December Closing date, there is no effective registration statement registering, or no current prospectus available for, the resale of the December Warrant Shares by the holder, subject to certain exceptions. We also entered into a registration rights agreement with the Investors (the “2016 Registration Rights Agreement”), pursuant to which we will be obligated to file with the Securities and Exchange Commission (the “SEC”) as soon as practicable, but in any event, the earlier of (i) 30th calendar day following the final closing date of the 2016 Private Placement Financing or (ii) January 30, 2017, a registration statement on Form S-1 (the “2016 Resale Registration Statement”) to register the 2016 Purchase Shares and the 2016 Warrant Shares for resale under the Securities Act of 1933, as amended (the “Securities Act”) and other securities issued or issuable with respect to or in exchange for the 2016 Purchase Shares or 2016 Warrant Shares. The Company is obligated to use its commercially reasonable best efforts to cause the 2016 Resale Registration Statement to be declared effective by the SEC within 45 days after the filing of the 2016 Resale Registration Statement (or within 75 days if the 2016 Resale Registration Statement is subject to a full review by the SEC). Additionally, the 2016 Registration Rights Agreement provides for certain monetary penalties if the 2016 Resale Registration Statement is not filed or declared effective prior to certain dates as set forth in the 2016 Registration Rights Agreement.

The issuance and sale of the 2016 Purchase Shares, 2016 Investor Warrants, the 2016 Placement Agent Warrant, the 2016 Warrant Shares and the shares of common stock issuable upon exercise of the 2016 Placement Agent Warrant (collectively, the “Securities”) were issued and sold in reliance upon an exemption from registration afforded by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated under the Securities Act.

RSU Termination

On December 13, 2016, we entered into an RSU Cancellation Agreement with our officers and directors who received restricted stock unit awards (the “RSUs”) in October 2013 as compensation for their continued services to us over a required vesting period. Under this Agreement, our officers and directors agreed to cancel RSUs representing the right to receive an aggregate of 3.9 million vested shares of our common stock. Pursuant to the terms of the cancelled RSUs, we would have been required to settle and deliver these vested shares to the individual officers and directors prior to January 1, 2017, which would have triggered a taxable event. Our officers and directors, in their individual capacities, voluntarily agreed to cancel their respective RSUs based on their determination that cancelling the RSUs would be in the best interests of the Company and our stockholders. The individual officers and directors reached this conclusion for the following reasons:

1.	Conserves our Available Cash Resources. The RSUs held by our officers provide these individuals with the right to require us to pay the applicable state and federal taxes due upon the settlement and delivery of their vested RSU shares in exchange for the individual cancelling and returning to us that number of shares of common stock equal in value to the our contractual tax payment obligation. By agreeing to cancel the RSUs, we will not be required to utilize our available cash resources to pay the tax payments on behalf of our officers, and as a result, it can conserve its available cash resources to support the continued implementation of our business plan.

2.	Reduces Pressure on Our Stock Price. The RSUs held by our non-employee directors provide these individuals with the right to immediately sell into the public market that number of shares of common stock sufficient to cover the applicable state and federal taxes payable as a result of the settlement and delivery of their vested RSU shares. Our common stock currently has a limited daily trading volume, and the sale or the potential sale of a substantial number of shares of common stock by our officers and directors to cover their federal and state tax obligations would adversely affect the market price of our common stock, which in turn, could harm our ability to raise funds to support our operations or require us to raise funds at terms and valuations that would be more dilutive to our existing stockholders.

Each of our officers and directors who are parties to the RSU Cancellation Agreement agreed to cancel their RSUs and the shares of common stock underlying the RSUs in their individual capacities as stockholders and equity award holders, and without any agreement or promise from us or our officers or directors to issue them equity, equity-based awards or cash compensation in the future in exchange for entering into the Agreement. A copy of the RSU Cancellation Agreement is attached as Exhibit 10.1 to this Quarterly Report on Form 10-Q, and incorporated herein by reference.

12. Subsequent Events None